Consolidated Statements of Changes in Shareholders' Equity/(Deficit) - USD ($) $ in Thousands	Common Stock - Class A	Common Stock - Class B	Total Share Capital	Treasury Stock	Additional Paid-In Capital	Stock Subscription In Progress	Accumulated Deficit	Accumulated Other Comprehensive Income / (Loss)	Total Equity	Noncontrolling Interest	Total
Beginning balance, shares at Dec. 31, 2017	40,021,988	24,590,918
Beginning balance, amount at Dec. 31, 2017	$ 400	$ 1,261	$ 1,661	$ 0	$ 189,152	$ 0	$ (180,554)	$ (650)	$ 9,608	$ (883)	$ 8,725
Common stock issued, shares		1,761,021
Common stock issued, amount		$ 90	90		7,663				7,753	0	7,753
Options exercised, shares		159,461
Options exercised, amount		$ 8	8		205				213	0	213
Stock-based compensation					1,660				1,660	0	1,660
Changes in treasury shares, shares		2,000,000
Changes in treasury shares, amount		$ 100	100	(2,177)	619				(1,458)	0	(1,458)
Impact of ASU2016-01 on marketable securities							(375)	375	0	0	0
Liquidation of subsidiaries								(43)	(43)	0	(43)
Yorkville SEDA, shares		258,397
Yorkville SEDA, amount		$ 13	13	1,038	606				1,657	0	1,657
Acquisition of QuoVadis Group noncontrolling interest					1,101				1,101	0	1,101
Creation of WISeCoin AG									0	10	10
Crede convertible loan					368				368	0	368
Net income/(loss)							(16,278)		(16,278)	13	(16,265)
Other comprehensive income/(loss)								418	418	(23)	395
Deemed dividend							(141)		(141)	0	(141)
Ending balance, shares at Dec. 31, 2018	40,021,988	28,769,797
Ending balance, amount at Dec. 31, 2018	$ 400	$ 1,472	1,872	(1,139)	201,373	0	(197,348)	100	4,858	(883)	3,975
Options exercised, shares		54,289
Options exercised, amount		$ 3	3		3,375				3,378	0	3,378
Stock-based compensation					5,414	6			5,420	0	5,420
Changes in treasury shares, amount				(534)					(534)	0	(534)
Sale of QuoVadis Group								34	34	131	165
Change in Ownership in WISeKey SA				29	(159)			(10)	(140)	41	(99)
Liquidation of subsidiaries								(21)	(21)	0	(21)
Yorkville SEDA, amount				296	632				928	0	928
Crede convertible loan				549	1,075				1,624	0	1,624
Yorkville convertible loan					326				326	0	326
Share buyback program				(489)					(489)	0	(489)
Net income/(loss)							8,187		8,187	(733)	7,454
Other comprehensive income/(loss)								(1,556)	(1,556)	(127)	(1,683)
Deemed dividend											0
Ending balance, shares at Dec. 31, 2019	40,021,988	28,824,086
Ending balance, amount at Dec. 31, 2019	$ 400	$ 1,475	$ 1,875	$ (1,288)	$ 212,036	$ 6	$ (189,161)	$ (1,453)	$ 22,015	$ (1,571)	$ 20,444